Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended						72 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2004	Dec. 31, 2009
Net tax benefit from employee stock option transactions				$ 2.8
Valuation Allowance, Amount	22.2	19.2
Future taxable income prior to the expiration of net operating loss carry-forwards		84.2
Tax losses	7.3	33.8	24.5
Net operating loss carry-forwards expiration period		2031
Tax years open for federal audit purposes	2009, 2010 and 2011
Economic development incentive package, Award		15.9			5.0	2.1	0.9
Number of job granted to create								101
Financial statements reflect state and local payroll, training grants and property tax credits	$ 0.6	$ 1.1	$ 0.7	$ 0.6